Note Payable (Details) - USD ($)		1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 07, 2019	Dec. 31, 2018	Sep. 20, 2018	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Note Payable (Textual)
Notes payable		$ 33,000		$ 32,486	$ 33,000	$ 20,000
Defaulf debt		18,000		$ 17,486	18,000
Debt conversion value						94,135
Other note payable [Member]
Note Payable (Textual)
Notes payable		$ 15,000			$ 15,000
Number of issuance of common stock					750,000
Proceeds from common stock					$ 6,727
Maturity date					Oct. 04, 2018
Unrelated third parties [Member]
Note Payable (Textual)
Number of issuance of common stock					11,000,000
Proceeds from common stock					$ 55,000
Two Unrelated Third Parties [Member]
Note Payable (Textual)
Interest rate				2.00%	7.00%
Single Unrelated Third Parties [Member]
Note Payable (Textual)
Notes payable						$ 20,000
Interest rate						7.00%
Loan Agreement [Member] | Lender [Member]
Note Payable (Textual)
Debt conversion value			$ 8,000		$ 8,000
Debt Conversion Agreement [Member]
Note Payable (Textual)
Number of shares isssued for conversion	187,500
Debt conversion value	$ 15,000
Debt conversion price	$ 0.08
Debt Conversion Agreement [Member] | Director and shareholder [Member]
Note Payable (Textual)
Number of shares isssued for conversion		9,393,500
Debt conversion value		$ 94,135
Debt conversion price		$ 0.001			$ 0.001
Debt and accrued interest forgiven		$ 1,565